Leases and Right-of-Use-Assets	12 Months Ended
Dec. 31, 2025
Leases and Right-of-Use-Assets [Abstract]
LEASES AND RIGHT-OF-USE-ASSETS

NOTE 17 - LEASES AND RIGHT-OF-USE-ASSETS

During October 2020, land use right of gross value of $3.5 million was acquired from the government as the new site of Jinhua Facility’s relocation as per the Repurchase Agreement. On October 31, 2021, the Company acquired $2.8 million of land use rights through the acquisition of Jiangxi Huiyi. This land use rights were wholly prepaid.

The Company has entered into a lease for Hangzhou office, with a term of 48 months from January 1, 2022 to December 31, 2025. The Company recorded operating lease assets and operating lease liabilities on January 1, 2022, with a remaining lease term of 48 months and discount rate of 3.70%. The annual lease payment for 2022 was prepaid as of January 1, 2022. As of December 31, 2025, the Company has paid the lease amount from the years 2022 to 2025 totaling $971,336.

The Company has entered into a lease for SC Autosports’ warehouse, with a term of 36 months from June 20, 2024 to June 19, 2027. The average annual lease payment is $487,179. The Company recorded operating lease assets and operating lease liabilities on June 20, 2024, with a remaining lease term of 36 months and discount rate of 7.50%. The right-of-use assets amount related to this lease was fully impaired as of December 31, 2025.

The Company also elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

As of December 31, 2025, the Company’s operating lease right-of-use assets (grouped in other long-term assets on the balance sheet) was $5,268,765 and lease liability was $778,508 (grouped in other current liabilities and other long-term liabilities on the balance sheet). For the years ended December 31, 2025, 2024 and 2023, the Company’s operating lease expense were $750,500, $561,150 and $338,233, respectively.

Supplemental information related to operating leases was as follows:

	Year Ended December 31,
	2025	2024	2023
Cash payments for operating leases	$750,500	$561,150	$338,233

Maturities of lease liabilities as of December 31, 2025 were as follow:

Maturity of Lease Liabilities:	Lease payable
Years ended December 31,
2026	$450,135
2027	328,373